UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

 13333 California Street, Omaha, NE 68154
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
13333 California Street, Omaha, NE 68154
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual

Shareholder Report

2022

P.O. Box 542021 - Omaha, NE 68154
P: (402) 397-4700   F: (402) 397-1555   www.bridgesfund.com

(This Page Intentionally Left Blank.)

Contents of Report

Page 1	Shareholder Letter
Exhibit 1	Portfolio Transactions During the
Page 4	Period from January 1, 2022 through
June 30, 2022
Exhibit 2	Selected Historical Financial Information
Pages 5-6
Pages 7-8	Expense Example
Page 9	Allocation of Portfolio Holdings
Pages 10-23	Financial Statements
Pages 24-30	Additional Disclosures

IMPORTANT NOTICES

Must be preceded or accompanied by a Prospectus.

Opinions expressed herein are those of Edson L. Bridges III and are subject to change. They are not guarantees and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments for complete fund holdings.

The S&P 500 Index (S&P 500) is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the U.S. equity market in general. You cannot invest directly in a specific index.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base.

The Price-to-Earnings Ratio or P/E ratio is a ratio for valuing a company that measures its current share price relative to its per-share earnings.

Earnings growth for a Fund holding does not guarantee a corresponding increase in market value of the holding or the Fund.

Mutual fund investing involves risk. Principal loss is possible. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

While the fund is no-load, management fees and other expenses still apply.

The Bridges Investment Fund is distributed by Quasar Distributors, LLC.

July 8, 2022

Dear Shareholder:

Bridges Investment Fund had a total return of -19.75% in the second quarter of 2022, which trailed the -16.10% decline in the S&P 500 over the same period. For the twelve-month period ended June 30, 2022, the Fund had a total return of -18.38% versus a -10.62% total return for the S&P 500.  For the three-year period ended June 30, 2022, the Fund had an average annual total return of 9.25% versus 10.60% for the S&P 500.  For the five-year period ended June 30, 2022, the Fund had an average annual total return of 10.58% versus 11.31% for the S&P 500.  For the ten-year period ended June 30, 2022, the Fund had an average annual total return of 11.57% versus 12.96% for the S&P 500. The Fund’s expense ratio is 0.72%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance stated above. Performance data current to the most recent month end may be obtained by calling 866-934-4700.

U.S. equities declined sharply during the second quarter of 2022, as investors reacted negatively to a confluence of risk factors:  rising interest rates, continued higher than expected inflation data, the ongoing conflict in the Ukraine, sharply higher oil prices, and widening credit spreads.

Against this backdrop, the S&P 500 fell 16.10% during the second quarter, bringing its total return to -19.96% year-to-date, the fourth worst start for the U.S. equity market in history.

In our view, the difficult first half was primarily the result of investors materially reducing their willingness to pay for future corporate earnings and cash flows.  At the start of 2022, the ten-year Treasury yielded 1.51%; it ended the first half of 2022 yielding 3.02% - a doubling in six months.

Equity valuation metrics are ultimately an estimate by investors of the net present value of all future cash flows that might be earned by a business.  As interest rates rise, the net present value of a company’s future cash flows declines:  higher interest rates reduce the current value of future earnings.  Stocks are very long-duration assets because they have to potential to earn cash flows well into the future.  Their long duration makes equities particularly sensitive to changes in interest rates over time.

Equity valuations benefitted from the decline in interest rates in recent years, which, in addition to rising corporate earnings as the economy recovered from the pandemic-induced recession, drove stock prices higher.

The yield on the ten-year Treasury bottomed in July of 2020 at 0.53%.  The ten-year Treasury yield reached 3.23% in mid-June this year, a substantial increase that has led to a material contraction in equity valuations.  The P/E on the S&P
2

Shareholder Letter	July 8, 2022

500’s 2023 earnings estimate stood at 21x at the beginning of 2022; it was 15x on June 30.  Essentially, the contraction in equity valuations was roughly equivalent to, if not slightly more, than the overall decline in the S&P 500 during the first half of the year.

While valuations are an important component of the return investors earn over time, we believe that ultimately, corporate financial performance matters the most to investors, because equity valuations tend to mean revert over time (i.e., move back toward their long-term average, which is about 16-18x earnings).

Consequently, while we seek to understand equity valuations and develop assessments of the “fair value” of a business based on an estimated valuation multiple of a company’s profits or free cash flow that we believe is appropriate given the quality and growth characteristics of that business, it is the long-term compounding of a company’s profits, dividends, and free cash flows that eventually drives shareholder returns.

The Fund’s companies have executed very well over the past several years, heading into, in, and exiting the global recession that was brought on by the pandemic in early 2020, notwithstanding exceptionally challenging economic conditions that have included a rapid transition to remote working, fractured supply chains, product shortages, a very difficult labor market, and sharply higher inflation.

Our companies have generally met, or exceeded, consensus expectations for revenue, earnings, and free cash flow growth.  During 2020, higher quality companies were rewarded for strong financial performance; thus far in 2022, higher quality companies have lagged the broader market, notwithstanding continued strong business performance.  The relatively poor performance of higher quality companies to date in 2022 has been surprising given it’s been against the backdrop of difficult and volatile economic and market conditions.

While frustrating in the short run (the Fund’s strong performance in 2020 and 2021 has given away to disappointing performance in 2022), we believe that the sharp contraction in the valuations of many of our companies over the past eighteen months sets the stage for better absolute and relative performance in coming years.  Our belief is that over the long run, our companies will continue to generate solid business results, and those results will eventually be reflected in their share prices (as was the case between 2015-2021, when many of the Fund’s holdings enjoyed share price advances that roughly tracked their growth in operating metrics and business value growth).

We continue to focus on identifying and owning companies that have: 1) durable competitive advantage, 2) a demonstrated ability to drive solid financial performance across a variety of economic conditions, 3) attractive opportunities to grow, and 4) sensible valuations.

While we expect continued volatile capital markets conditions in the second half of 2022, we have a high degree of confidence in the ability of our companies to achieve good financial results over the long run, and we expect that shareholder returns will eventually reflect those operating results.

Shareholder Letter	July 8, 2022

We are appreciative of your investment in the Fund, and we are grateful for your patience during difficult market conditions; we continue to be constructive about the long-term prospects for the Fund’s holdings.

Sincerely,

Edson L. Bridges III, CFA
President and Chief Executive Officer

Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS
DURING THE PERIOD FROM
JANUARY 1, 2022 THROUGH JUNE 30, 2022
(Unaudited)

	Bought or	Held After
Securities	Received	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

AptarGroup, Inc.	7,000	7,000
Amazon.com, Inc.(1)	95,000	100,000
Cable One, Inc.	500	1,300
Chemed Corp.	800	3,800
Generac Holdings, Inc.	4,000	4,000
IAA, Inc.	4,000	68,000
ServiceNow, Inc.	2,000	2,000

	Sold or	Held After
Securities	Exchanged	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

Apple, Inc.	2,000	164,000
Autodesk, Inc.	3,000	10,000
MasterCard, Inc.	2,000	48,000
NVIDIA Corp.	3,000	37,000
Old Dominion Freight Line, Inc.	1,000	23,000
Starbucks Corp.	30,000	—
Terminix Global Holdings, Inc.	60,000	—
Union Pacific Corp.	2,000	23,000
Visa, Inc.	2,000	38,000

(1)	Received 90,000 Shares in a 20 for 1 Stock Split on 06/06/2022

Exhibit 2

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – Year End Statistics – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
07-01-63	$109,000	10,900	$10.00	$—	$—
12-31-63	159,187	15,710	10.13	.07	—
12-31-64	369,149	33,643	10.97	.28	—
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	—
12-31-67	850,119	64,427	13.20	.295	—
12-31-68	1,103,734	74,502	14.81	.315	—
12-31-69	1,085,186	84,807	12.80	.36	—
12-31-70	1,054,162	90,941	11.59	.37	—
12-31-71	1,236,601	93,285	13.26	.37	—
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	—
12-31-75	1,056,439	111,619	9.46	.35	—
12-31-76	1,402,661	124,264	11.29	.38	—
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648

Exhibit 2
(Continued)

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – Year End Statistics – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
12-31-99	$69,735,684	1,508,154	$46.24	$.30	$.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716
12-31-01	60,244,912	1,940,494	31.05	.26	—
12-31-02	45,854,541	1,989,769	23.05	.20	—
12-31-03	62,586,435	2,016,560	31.04	.24	—
12-31-04	74,281,648	2,230,038	33.31	.305	—
12-31-05	80,715,484	2,305,765	35.01	.2798	—
12-31-06	82,754,479	2,336,366	35.42	.2695	—
12-31-07	77,416,617	2,258,380	34.28	.2364	2.5735
12-31-08	49,448,417	2,257,410	21.91	.2603	—
12-31-09	67,435,343	2,303,377	29.28	.17	—
12-31-10	75,014,486	2,307,301	32.51	.126	—
12-31-11	73,779,028	2,266,478	32.55	.1586	—
12-31-12	83,361,384	2,256,216	36.95	.207	—
12-31-13	110,155,511	2,335,264	47.17	.2408	1.62945
12-31-14	122,102,388	2,463,893	49.56	.265	1.71490
12-31-15	116,368,311	2,378,851	48.92	.2725	.5244
12-31-16	122,877,447	2,381,534	51.60	.2929	.47505
12-31-17	144,610,324	2,387,530	60.57	.2033	2.11478
12-31-18	151,571,438	2,640,626	57.40	.2798	.6652
12-31-19	195,797,767	2,681,440	73.02	.2876943	2.43694
12-31-20	238,235,025	2,684,955	88.73	.08	3.38466
12-31-21	270,123,997	2,589,329	104.32	.00	7.10484

 – – – – – Current Six Months Compared to Same Six Months in Prior Years – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
06-30-21	$267,884,036	2,652,901	$100.98	$—	$—
06-30-22	194,871,614	2,532,331	76.95	—	—

BRIDGES INVESTMENT FUND, INC.

EXPENSE EXAMPLE

JUNE 30, 2022
(Unaudited)

As a shareholder of the Bridges Investment Fund, Inc., you incur ongoing costs, including management fees; services fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2022 - June 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers (including redemption requests), returned checks or stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent.  To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2022 –
	January 1, 2022	June 30, 2022	June 30, 2022
Actual	$1,000.00	$ 737.60	$3.27
Hypothetical
(5% annualized return
before expenses)	$1,000.00	$1,021.03	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

BRIDGES INVESTMENT FUND, INC.

ALLOCATION OF PORTFOLIO HOLDINGS

PERCENTAGE OF TOTAL INVESTMENTS

JUNE 30, 2022
(Unaudited)

COMPONENTS OF PORTFOLIO HOLDINGS

Common Stocks	$194,068,765
Short-Term Investments	1,160,879
Total	$195,229,644

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2022
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 99.58%

Administrative and Support Services - 14.51%
MasterCard, Inc. - Class A	48,000	$788,884	$15,143,040
PayPal Holdings, Inc. (a)	35,000	871,561	2,444,400
TransUnion	40,000	3,502,992	3,199,600
Visa, Inc. - Class A	38,000	1,061,121	7,481,820
		$6,224,558	$28,268,860

Ambulatory Health Care Services - 1.27%
Alcon, Inc. - ADR	35,500	$2,087,585	$2,481,095

Broadcasting (except Internet) - 0.86%
Cable One, Inc.	1,300	$2,345,583	$1,676,116

Building Material and Garden
Equipment and Supplies Dealers - 3.26%
Home Depot, Inc.	13,000	$1,941,152	$3,565,510
Lowe’s Companies, Inc.	16,000	1,631,716	2,794,720
		$3,572,868	$6,360,230

Chemical Manufacturing - 0.34%
The Sherwin-Williams Co.	3,000	$711,670	$671,730

Computer and Electronic
Product Manufacturing - 25.59%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$8,717,040
Alphabet, Inc. - Class C (a)	4,010	844,083	8,771,675
Apple, Inc.	164,000	661,466	22,422,079
NVIDIA Corp.	37,000	2,105,830	5,608,830
Thermo Fisher Scientific, Inc.	8,000	1,773,523	4,346,240
		$6,231,962	$49,865,864

Credit Intermediation and
Related Activities - 5.67%
JPMorgan Chase & Co.	30,000	$1,721,192	$3,378,300
SVB Financial Group. (a)	12,000	2,426,971	4,739,880
Wells Fargo & Co.	75,000	2,190,904	2,937,750
		$6,339,067	$11,055,930

See accompanying Notes to the Financial Statements.

ADR	American Depositary Receipt
Percentages are stated as a percent of net assets.
(a)	Non-Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2022
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)

Electrical Equipment, Appliance, and
Component Manufacturing - 0.43%
Generac Holdings, Inc. (a)	4,000	$1,201,241	$842,320

Food Services and Drinking Places - 0.57%
Casey’s General Stores, Inc.	6,000	$989,889	$1,109,880

Health and Personal Care Stores - 0.59%
Ulta Beauty, Inc. (a)	3,000	$1,109,837	$1,156,440

Insurance Carriers and
Related Activities - 8.02%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$5,460,400
The Progressive Corp.	30,000	2,368,209	3,488,100
UnitedHealth Group, Inc.	13,000	3,145,098	6,677,190
		$6,191,956	$15,625,690

Merchant Wholesalers,
Durable Goods - 1.14%
IAA, Inc. (a)	68,000	$2,831,213	$2,228,360

Miscellaneous Manufacturing - 1.27%
Edwards Lifesciences Corp. (a)	26,000	$1,872,066	$2,472,340

Nonstore Retailers - 5.46%
Amazon.com, Inc. (a)	100,000	$1,231,664	$10,621,000

Other Information Services - 2.28%
Meta Platforms, Inc. - Class A (a)	27,500	$3,597,112	$4,434,375

Plastics and Rubber
Products Manufacturing - 0.37%
AptarGroup, Inc.	7,000	$842,881	$722,470

Professional, Scientific &
Technical Services - 3.64%
IQVIA Holdings, Inc. (a)	3,250	$616,405	$705,218
Palo Alto Networks, Inc. (a)	11,000	2,379,071	5,433,340

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non-Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2022
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)

Professional, Scientific &
Technical Services (Continued)
ServiceNow, Inc. (a)	2,000	$1,061,947	$951,040
		$4,057,423	$7,089,598

Publishing Industries
(except Internet) - 11.26%
Adobe, Inc. (a)	12,000	$3,463,759	$4,392,720
Autodesk, Inc. (a)	10,000	1,495,793	1,719,600
Microsoft Corp.	52,000	6,470,467	13,355,160
Salesforce, Inc. (a)	15,000	2,246,082	2,475,600
		$13,676,101	$21,943,080

Rail Transportation - 2.52%
Union Pacific Corp.	23,000	$679,860	$4,905,440

Real Estate - 0.72%
American Tower Corp.	5,500	$1,235,930	$1,405,745

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities - 6.79%
BlackRock, Inc.	5,000	$1,435,942	$3,045,200
Chemed Corp.	3,800	1,779,811	1,783,682
Intercontinental Exchange, Inc.	27,000	2,654,242	2,539,080
S&P Global, Inc.	13,000	2,334,390	4,381,780
Texas Pacific Land Corp.	1,000	810,904	1,488,020
		$9,015,289	$13,237,762
Truck Transportation - 3.02%
Old Dominion Freight Line, Inc.	23,000	$2,127,790	$5,894,440
TOTAL COMMON STOCKS		$78,173,545	$194,068,765

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non-Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2022
(Unaudited)

Title of Security	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 0.60%

Mutual Funds - 0.60%
First American Treasury Obligations
Fund - Class X 2.03% (b)	1,160,879	$1,160,879	$1,160,879
TOTAL SHORT-TERM INVESTMENTS		$1,160,879	1,160,879

TOTAL INVESTMENTS - 100.18%		$79,334,424	$195,229,644
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.18)%			(358,030)
TOTAL NET ASSETS - 100.00%			$194,871,614

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(b)	The rate shown is the annualized seven day yield as of June 30, 2022.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2022
(Unaudited)

ASSETS:
Investments in securities, at fair value (cost: $79,334,424)	$195,229,644
Receivables
Fund shares issued	120
Dividends and interest	18,892
Prepaid expenses	13,282

TOTAL ASSETS:	$195,261,938

LIABILITIES:
Payables
Payable for capital shares redeemed	$1,000
Payable to Adviser	261,784
Accrued expenses	127,540

TOTAL LIABILITIES:	$390,324

TOTAL NET ASSETS	$194,871,614

NET ASSETS CONSIST OF:
Capital Stock	$66,040,047
Total distributable earnings	128,831,567

TOTAL NET ASSETS	$194,871,614

SHARES OUTSTANDING
($0.0001 par value; 100,000,000 shares authorized)	2,532,331

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$76.95

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2022
(Unaudited)

INVESTMENT INCOME:
Dividend income	$695,604
Interest income	2,773

Total investment income	$698,377

EXPENSES:
Advisory fees	$568,854
Administration fees	110,221
Dividend disbursing and transfer agent fees	40,078
Fund accounting fees	34,839
Independent director’s expenses and fees	31,494
Other	28,580
Professional services	25,739
Custody fees	15,896
Printing and supplies	9,851

Total expenses	$865,552

NET INVESTMENT LOSS:	$(167,175)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	$5,268,075
Net change in unrealized depreciation of investments	(75,344,362)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:	$(70,076,287)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,243,462)

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021
OPERATIONS:
Net investment loss	$(167,175)	$(321,972)
Net realized gain on investments	5,268,075	25,853,948
Capital gain distribution from
regulated investment company	—	—
Net change in unrealized
appreciation (depreciation) of investments	(75,344,362)	34,464,914

Net increase (decrease) in net assets
resulting from operations	$(70,243,462)	$59,996,890

Distributions to shareholders:
Distributions to shareholders	—	(18,022,549)

Total distributions	$—	$(18,022,549)

Capital Share Transactions:
Net decrease in net assets
from capital share transactions	(5,008,921)	(10,085,369)

Total increase (decrease) in net assets	$(75,252,383)	$31,888,972

NET ASSETS:
Beginning of the Year	$270,123,997	$238,235,025
End of the Year	$194,871,614	$270,123,997

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

	For the Six
	Months Ended
	June 30, 2022		Years Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of year	$104.32		$88.73	$73.02	$57.40	$60.57	$51.60

Income from
investment operations:
Net investment
income/(loss)(1)	(0.07)		(0.12)	0.03	0.28	0.29	0.20
Net realized and
unrealized gain/
(loss) on investments	(27.30)		22.81	19.14	18.06	(2.51)	11.08
Total from investment
operations	(27.37)		22.69	19.17	18.34	(2.22)	11.28

Less dividends
and distributions:
Dividends from net
investment income	—		—	(0.08)	(0.29)	(0.28)	(0.20)
Dividends from
net realized gain	—		(7.10)	(3.38)	(2.43)	(0.67)	(2.11)
Total distributions	—		(7.10)	(3.46)	(2.72)	(0.95)	(2.31)
Net asset value,
end of year	$76.95		$104.32	$88.73	$73.02	$57.40	$60.57

Total return	(26.24	)%(2)	25.93%	26.44%	32.13%	(3.76)%	21.98%

Supplemental data and ratios:
Net assets, end of period
(in thousands)	$194,872		$270,124	$238,235	$195,798	$151,571	$144,610
Ratio of net expenses to
average net assets:	0.76	%(3)	0.72%	0.77%	0.79%	0.77%	0.79%
Ratio of net investment
income/(loss) to
average net assets:	(0.07	%)(3)	(0.12%)	0.05%	0.42%	0.40%	0.35%
Portfolio turnover rate	1.9	%(2)	9.2%	8.9%	16.9%	2.8%	4.7%

See accompanying Notes to the Financial Statements.

(1)	Net investment income per share is calculated using the ending balances prior to consideration of adjustment for permanent book-to-tax differences.
(2)	Not Annualized.
(3)	Annualized.

BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2022
(Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Bridges Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

A.	Investments –

Security transactions are recorded on trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discount and premium on fixed income securities is accreted or amortized into interest income using the effective interest method.  Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.

Securities owned are reflected in the accompanying Statement of Assets and Liabilities and the Schedule of Investments at fair value based on quoted market prices. Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using market quotations or a matrix method provided by an independent pricing service.  Other securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If no sales were reported on that day, quoted market price represents the closing bid price.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities for which prices are not readily available are valued by the Fund’s valuation committee (the “Valuation Committee”) at a fair value determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

The Valuation Committee concludes that a price determined under the Fund’s valuation procedures is not readily available if, among other things, the Valuation Committee believes that the value of the security might be materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer-specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Valuation Committee shall continuously monitor for significant events that might necessitate the use of fair value procedures.

B.	Federal Income Taxes –

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies (“RICs”) to distribute all of its taxable income to shareholders.  Therefore, no Federal income tax provision for the Fund is required.  Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign securities.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.  The Fund has reclassified the components of its capital accounts for the year ended December 31, 2021, by increasing total distributable earnings by $321,979 and decreasing capital stock by $321,979.

The Fund has not recorded any liability for material unrecognized tax benefits as of December 31, 2021.  It is the Fund’s policy to recognize accrued interest and penalties related to uncertain benefits in income tax expense as appropriate on the Statement of Operations.

C.	Distribution To Shareholders –

The Fund records and distributes net investment income, if any, to shareholders on a quarterly basis on the ex-dividend date.  Distribution of net realized gains, if any, are recorded and made on an annual basis to shareholders on the ex-dividend date.

D.	Use of Estimates –

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Net Assets from operations during the reporting period.  Actual results could differ from those estimates.

E.	Fair Value Measurements –

GAAP defines fair value as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the six months ended June 30, 2022, maximized the use of observable inputs and minimized the use of unobservable inputs.  During the six months ended June 30, 2022, no securities held by the Fund were deemed Level 3.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$194,068,765	$—	$—	$194,068,765
Short-Term Investments	1,160,879	—	—	1,160,879
Total Investments
in Securities	$195,229,644	$—	$—	$195,229,644

Refer to the Schedule of Investments for further information on the classification of investments.

(2)	INVESTMENT ADVISORY CONTRACT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Contract, Bridges Investment Management, Inc. (the “Investment Adviser”) furnishes investment advisory services for the Fund.  In return, the Fund has agreed to pay the Investment Adviser a management fee computed on a quarterly basis at the rate of 1/8 of 1% of the average month-end NAV of the Fund during the quarter, equivalent to 1/2 of 1% per annum.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.  These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.  For the six months ended June 30, 2022, the Fund incurred $568,854 in advisory fees.

The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end NAV of the Fund for the year.  Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.  There were no amounts reimbursed during the six months ended June 30, 2022.

The Fund has entered into a Board-approved contract with the Investment Adviser in which the Investment Adviser acts as primary administrator to the Fund at an annual rate of $42,000, through quarterly payments of $10,500. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, acts as sub-administrator to the Fund.  These administrative expenses are combined as Administration fees on the Statement of Operations.  As of June 30, 2022, $10,500 was due to the Investment Adviser for its services as primary administrator, which is included in the Accrued expenses on the Statement of Assets and Liabilities.

(3)	SECURITY TRANSACTIONS

The cost of long-term investment purchases during the six months ended June 30, 2022 and 2021, were:

	2022	2021
Non U.S. government securities	$4,423,832	$14,064,793

Net proceeds from sales of long-term investments during the six months ended June 30, 2022 and 2021, were:

	2022	2021
Non U.S. government securities	$8,464,682	$12,361,077

There were no long-term U.S. government transactions for the six months ended June 30, 2022 and 2021.

(4)	NET ASSET VALUE

The NAV per share is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, and represents the effective price for all subscriptions and redemptions.

(5)	CAPITAL STOCK

Shares of capital stock issued and redeemed during the six months ended June 30, 2022 and 2021, were as follows:

	2022	2021
Shares sold	26,005	38,352
Shares issued to shareholders in
reinvestment of net investment income	—	—
	26,005	38,352
Shares redeemed	83,003	70,406
Net increase/decrease	(56,998)	(32,054)

Value of capital stock issued and redeemed during the six months ended June 30, 2022 and 2021, were as follows:

	2022	2021
Net proceeds from shares sold	$2,318,987	$3,564,657
Reinvestment of distributions	—	—
	2,318,987	3,564,657
Cost of shares redeemed	(7,327,908)	(6,599,761)
Net increase/decrease	$(5,008,921)	$(3,035,194)

(6)	DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not distributed any net investment income during the six months ended June 30, 2022.

(7)	FEDERAL INCOME TAX INFORMATION

The tax character of distributions during the years ended December 31, 2021 and 2020 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
12/31/21	$—	$18,022,549
12/31/20	$121,714	$8,987,204

As of December 31, 2021, the components of the tax basis cost of investments and net unrealized appreciation were as follows:

Federal tax cost of investments	$79,294,863
Unrealized appreciation	$191,499,231
Unrealized depreciation	(259,649)
Net unrealized appreciation	$191,239,582

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$191,239,582
Undistributed ordinary income	—
Undistributed long term gains	7,835,446
Other accumulated gain/(loss)	—
Total distributable earnings	$199,075,028

As of December 31, 2021, the Fund did not have any capital loss carryovers.

(8)	SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to these financial statements.

ADDITIONAL DISCLOSURES

Availability of Quarterly Portfolio Holdings Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the First and Third Quarters of each fiscal year on Form N-PORT, which is available on the SEC’s website at http://www.sec.gov or can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.) These reports can also be obtained from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and/procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and a report on how the Fund voted such proxies during the 12-month period ended June 30 can be obtained by request and without charge from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401, or from the SEC’s website at http://www.sec.gov.

Disclosure Regarding Fund Directors and Officers (Unaudited)

**Disinterested Persons Also Known as Independent Directors**

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Daniel J. Brabec	Mr. Brabec was a Director of Spectrum Financial Services, Inc.
Age: 63	in Omaha, Nebraska from 1999 to 2020 and currently serves as
Senior Vice President of Spectrum. He has directly managed
Director	real estate and commercial credit assets for a number of
(2015 - present)	affiliates of Spectrum Financial Services, Inc. since January
2009. Prior to that, he served as a Director of Great Western
Bank, Omaha, Nebraska and was its Chief Executive Officer and
President from 2001 until its sale in 2008, and served as
Controller for Great Western Bancorporation in an interim role from 1999 to 2001. He began his career in banking in 1985
joining Pioneer Bank, St Louis, Missouri after three years with
Control Data Corporation and served as Executive Vice
President, Security Officer and Director of Rushmore Bank and
Trust, Rapid City, South Dakota from 1993 to 1999. Mr. Brabec has been determined to be an “audit committee financial
expert” within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board
of Directors.

Nathan Phillips	Mr. Dodge was elected Vice Chairperson of the Fund in
Dodge III	November 2021. Mr. Dodge also is the President of NP Dodge
Age: 59	Company since April 2014, and prior to that position, served as the Executive Vice President. He has worked at NP Dodge
Vice Chairperson	Company since October, 1993. Mr. Dodge is also a principal
(2021 - present)	officer and director of a number of subsidiary and affiliated companies in Lauritzen Corp. since 2008 and of First State Bank
Director	of Loomis since 2003.
(2010 - present)

Greg Harris	Mr. Harris was elected February 15, 2022, to serve as a director
Age: 47	of the Fund. Mr. Harris is the President and CEO of Quantum
Workplace, Inc., a Software-as-a-Service provider located in
Director	Omaha, Nebraska. Quantum Workplace partners with
(2022 - present)	organizations to measure the strength of their leaders, people and culture. Mr. Harris has been with Quantum since 2003.
Prior to joining Quantum Workplace, Harris founded a research firm specializing in the measurement of employee and client
loyalty among financial companies.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Jeffrey C. Royal	Mr. Royal is the President and CEO of Dundee Bank, a
Age: 46	community bank located in Omaha, Nebraska. He has served
in that position since January 2006. Prior to joining Dundee
Director	Bank, he was Second Vice President of First National Bank of
(2018 - present)	Omaha. Mr. Royal became a Director of Nicholas Financial, Inc.
in 2017, a publicly traded company, a Director of Boston
Omaha Corporation in 2019, a publicly traded company, and
also serves as the Chairperson and a director of Mackey Banco,
Inc. (the holding company for Dundee Bank) and as a director of Brunswick State Bank. He also served as a director of both
Tri-Valley Bank and Eagle State Bank since 2009 and 2013,
respectively. Those banks merged in January 2021, and Mr.
Royal now serves as the non-executive Chairman of the
combined entities, operating as Riverstone Bank. Mr. Royal has been determined to be an “audit committee financial expert”
within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors.

Kelly A. Walters	Kelly A. Walters is currently a partner with Kuehl Capital
Age: 61	Holdings LLC and Aspect Venture Partners, an affiliate of Kuehl
Capital Holdings. He also operates a business named Outdoor
Director	Lifestyle Suppliers where he is the sole owner and CEO. Prior
(2013 - present)	to those positions, Mr. Walters was the President and Chief
Executive Officer of Condor Hospitality Trust, Inc. (formerly,
Supertel Hospitality, Inc.), a NASDAQ listed hospitality real estate investment trust based in Norfolk, Nebraska (Condor), from April 2009 through February 2015. Prior to joining
Condor, Mr. Walters was the Senior Vice President of Capital
Markets at Investors Real Estate Trust from October 2006 to
March 2009. Prior to IRET, Mr. Walters was a Senior Vice
President and Chief Investment Officer of Magnum Resources,
Inc., a privately held real estate investment and operating
company, from 1996 to 2006. Prior to Magnum, Mr. Walters was a Deputy Manager of Brown Brothers Harriman from 1993 to
1996, an Investment Manager at Peter Kiewit Sons, Inc. from
1985 to 1993, and a stockbroker at Piper, Jaffray and Hopwood from 1983 to 1985. Mr. Walters has been determined to be an
“audit committee financial expert” within the meaning of the
Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Lyn Wallin	Ms. Wallin Ziegenbein was elected Chairperson of the Board
Ziegenbein	and Lead Independent Director in November 2021. She is also
Age: 70	an attorney and currently serves as the Executive Director
Emerita of the Peter Kiewit Foundation, a private foundation
Director	awarding charitable grants throughout Nebraska and portions
(2013 - present)	of Iowa and Wyoming, since January 2014, and served as the
Executive Director of the Peter Kiewit Foundation from March
Chairperson	1984 to December 2013. Commencing in 2017, Ms. Wallin
(2021 - present)	Ziegenbein also serves the Manager of Future Forward, LLC, an
Omaha based investor group, and New North Makerhood, Inc.,
Vice Chairperson	a nonprofit organization, together these entities are
(2018 - 2021)	developing property in downtown Omaha, Nebraska for the
purpose of creating an “arts and trades” district. Since 2015, she has been a private philanthropy consultant. Ms. Wallin
Ziegenbein has served on the Board of Directors of Assurity Life
Insurance Company since 1984 and served on the Board of
Lamp Rynearson Engineering until December 31, 2017.
Previously, Ms. Wallin Ziegenbein served on the Federal Reserve
Bank of Kansas City’s Omaha Branch Board of Directors from
2006 to 2011. Ms. Wallin Ziegenbein’s prior experience also
includes serving as a director of Norwest Bank Nebraska and
Lincoln Telephone and Telegraph. Ms. Wallin Ziegenbein also
served as an Assistant United States Attorney for Nebraska from
1978 to 1982. Ms. Wallin Ziegenbein has been designated as the
Lead Independent Director of the Fund.

*	Except as otherwise indicated, each individual has held the position shown or other positions in the same company for the last five years.

The address for all Fund Directors is, P.O. Box 542021, Omaha, Nebraska 68154.

Interested Person Directors and Officers

The following Directors and Officers are interested persons of the Fund.  The determination of an interested person is based on the definition in Section 2(a)(19) of the Investment Company Act of 1940 and Securities and Exchange Commission Release (Release No. IC-24083, dated October 14, 1999), providing additional guidance to investment companies about the types of professional and business relationships that may be considered to be material for purposes of Section 2(a)(19).

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Edson L.	Since December 2000, Mr. Bridges has been President, Chief
Bridges III, CFA	Executive Officer, and Director of Bridges Investment
Age: 64	Management, Inc. Since August of 1983, Mr. Bridges was a full-
time member of the professional staff of Bridges Investment
President	Counsel, Inc. where he has served as Executive Vice President
(1997 - present)	since 1993. Mr. Bridges is also a Director of that firm. Mr.
Bridges has been responsible for securities research and the
Chief Executive	investment management for an expanding base of discretionary
Officer	management accounts, including the Fund, for more than 38
(2004 - present)	years. Mr. Bridges was elected President of Bridges Investment
Fund, Inc. on April 11, 1997, and he assumed the position of
Director	Portfolio Manager at the close of business on that date. Mr.
(1991 - present)	Bridges became Chief Executive and Investment Officer of the
Fund on April 13, 2004. Mr. Bridges is Chairperson and a
director of Bridges Investor Services, Inc., the President and
CEO of Bridges Trust Company and Bridges Trust Company South
Dakota, and since 2017, a director of Bridges Holding Company.
Mr. Bridges served as a Director of Stratus Fund, Inc., an open-
end, regulated investment company located in Lincoln,
Nebraska from 1990 to 2016, and was previously Chairperson of the Audit Committee of the Stratus Fund.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Robert W.	Mr. Bridges is a Senior Managing Director, Chief Investment
Bridges, CFA	Officer and Head of Equity at Sterling Capital Management
Age: 56	LLC. Sterling Capital Management LLC, located in Charlotte,
North Carolina, is an investment management company
Director	founded in 1970. Mr. Bridges began his service with Sterling
(2007 - present)	Capital Management, LLC in 1996 and served in various roles
including client service, systems integration, and compliance before joining the equity research team in 2000 and from 2000-
2014 served as Director and Senior Equity Analyst. Mr. Bridges also served various Bridges entities in the following positions: a
Director of Bridges Investment Counsel, Inc. since December
2006, a Director of Bridges Trust Company since 2007, and a
Director of Bridges Holding Company since 2017. Prior to
joining Sterling, Mr. Bridges served in accounting, research analysis and several other roles for Bridges Investment
Counsel, Inc. for six years and was elected President in 2021.
Mr. Bridges earned his B.S. in Business from Wake Forest
University, and became a CFA charter holder in 2003.

Additional Officers of the Fund

Nancy K. Dodge	Ms. Dodge has been an employee of Bridges Investment
Age: 61	Management, Inc. since 1994, where she serves as a Vice
President. After joining Bridges Investment Counsel, Inc. in
Treasurer	January of 1980, her career progressed through the accounting
(1986 - present)	department of that Firm, to her present position as Vice
President. Ms. Dodge is the person primarily responsible for
Chief Compliance	overseeing day to day operations for the Fund, and she is also
Officer	the key person for handling relations with shareholders, the
(2006 - present)	custodian bank, transfer agent, and the independent
registered public accounting firm. She was appointed Chief
Secretary	Compliance Officer of the Fund, as of November 21, 2006, and
(2017 - present)	Secretary of the Fund as of October 1, 2017. Ms. Dodge is a
Vice President for Bridges Trust Company, and Bridges Trust
Company South Dakota.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Brian	Mr. Kirkpatrick has been an employee of Bridges Investment
Kirkpatrick, CFA	Management since 1994 and has been a full-time member of
Age: 51	the professional staff of Bridges Investment Management, Inc., responsible for securities research, and the investment
Executive	management for an expanding base of discretionary
Vice President	management accounts, including the Fund, for more than
(2006 – present)	20 years. Mr. Kirkpatrick serves as a Senior Vice President and
Director of Bridges Investment Management and Senior Vice
Vice President	President for Bridges Trust Company and Bridges Trust Company
(2000 – 2006)	South Dakota. Having joined Bridges Investment Counsel, Inc.
on August 24, 1992, he served as a Senior Vice President until
2017. Mr. Kirkpatrick was appointed Sub Portfolio Manager of the Fund on April 12, 2005.

(This Page Intentionally Left Blank.)

BRIDGES INVESTMENT FUND, INC.
P.O. Box 542021
Omaha, Nebraska 68154

Telephone  402-397-4700
Facsimile  402-397-1555

Directors

Daniel J. Brabec	Jeffrey C. Royal
Edson L. Bridges III	Greg Harris
Robert W. Bridges	Kelly A. Walters
Nathan Phillips Dodge III	Lyn Wallin Ziegenbein

Officers

Lyn Wallin Ziegenbein	Chairperson and Lead Independent Director
Edson L. Bridges III	President and Chief Executive and
Investment Officer
Nathan Phillips Dodge III	Vice Chairperson
Brian M. Kirkpatrick	Executive Vice President
Nancy K. Dodge	Secretary, Treasurer and Chief Compliance
Officer

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Corporate Counsel	Counsel to Independent Directors

Baird Holm LLP	Husch Blackwell LLP
Attorneys at Law	13330 California Street
1700 Farnam Street	Suite 200
Suite 1500	Omaha, Nebraska 68154
Omaha, Nebraska 68102

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202

BI-SEMI 6/30/22

(b)	Notice pursuant to Rule 30e-3.
Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1      of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 3, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund

By (Signature and Title)*  /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date    September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date    September 6, 2022

By (Signature and Title)* /s/ Brian M. Kirkpatrick
  Brian M. Kirkpatrick, Executive Vice President

Date    September 6, 2022

By (Signature and Title)* /s/ Nancy K. Dodge
  Nancy K. Dodge, Secretary, Treasurer, CCO,
  Principal Financial Officer

Date    September 6, 2022

* Print the name and title of each signing officer under his or her signature.